Taxation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2024
Taxation
Income tax expense	$ 1,596	$ 986	$ 2,920	$ 1,864
Applicable tax rate used for reconciliation			12.50%